ACCOUNTS PAYABLE AND OTHER	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND OTHER
ACCOUNTS PAYABLE AND OTHER

at December 31	2014	2013
(millions of Canadian dollars)

Trade payables	1,624	866
Fair value of derivative contracts (Note 23)	749	357
Dividends payable	359	338
Deferred Income Tax Liabilities (Note 16)	4	26
Regulatory Liabilities (Note 9)	30	7
Liabilities related to assets held for sale (Note 6)	—	5
Other	130	556
	2,896	2,155